UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

LEGG MASON INVESTMENT COUNSEL

VARIABLE SOCIAL AWARENESS PORTFOLIO

FORM N-Q

SEPTEMBER 30, 2011

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited)	September 30, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 67.6%
CONSUMER DISCRETIONARY - 7.4%
Hotels, Restaurants & Leisure - 2.1%
Yum! Brands Inc.	20,670	$1,020,891

Multiline Retail - 0.9%
Target Corp.	8,660	424,686

Textiles, Apparel & Luxury Goods - 4.4%
Coach Inc.	18,690	968,703
V.F. Corp.	10,040	1,220,061

Total Textiles, Apparel & Luxury Goods		2,188,764

TOTAL CONSUMER DISCRETIONARY		3,634,341

CONSUMER STAPLES - 7.7%
Beverages - 2.3%
PepsiCo Inc.	17,990	1,113,581

Food Products - 3.3%
Darling International Inc.	29,040	365,614	*
General Mills Inc.	32,570	1,252,968

Total Food Products		1,618,582

Household Products - 2.1%
Procter & Gamble Co.	16,512	1,043,228

TOTAL CONSUMER STAPLES		3,775,391

ENERGY - 8.0%
Energy Equipment & Services - 4.5%
FMC Technologies Inc.	24,730	929,848	*
National-Oilwell Varco Inc.	17,709	907,055
Tetra Technology Inc.	19,430	364,118	*

Total Energy Equipment & Services		2,201,021

Oil, Gas & Consumable Fuels - 3.5%
Apache Corp.	10,620	852,149
Hess Corp.	17,195	902,050

Total Oil, Gas & Consumable Fuels		1,754,199

TOTAL ENERGY		3,955,220

FINANCIALS - 8.3%
Capital Markets - 1.5%
State Street Corp.	22,530	724,565

Commercial Banks - 1.6%
U.S. Bancorp	33,790	795,417

Consumer Finance - 2.0%
American Express Co.	21,460	963,554

Diversified Financial Services - 1.7%
JPMorgan Chase & Co.	28,045	844,715

Insurance - 1.5%
Arch Capital Group Ltd.	23,000	751,525	*

TOTAL FINANCIALS		4,079,776

HEALTH CARE - 8.0%
Biotechnology - 4.4%
Celgene Corp.	17,870	1,106,510	*
Gilead Sciences Inc.	27,100	1,051,480	*

Total Biotechnology		2,157,990

Health Care Equipment & Supplies - 1.9%
Covidien PLC	21,420	944,622

Health Care Providers & Services - 1.7%
Express Scripts Inc.	21,915	812,389	*

TOTAL HEALTH CARE		3,915,001

INDUSTRIALS - 7.9%
Commercial Services & Supplies - 1.3%
Republic Services Inc.	23,505	659,550

Construction & Engineering - 1.9%
Quanta Services Inc.	48,790	916,764	*

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	SHARES	VALUE
Electrical Equipment - 0.7%
Emerson Electric Co.	7,935	$327,795

Machinery - 3.4%
Danaher Corp.	17,440	731,434
Deere & Co.	4,650	300,250
Illinois Tool Works Inc.	15,550	646,880

Total Machinery		1,678,564

Road & Rail - 0.6%
Union Pacific Corp.	3,950	322,597

TOTAL INDUSTRIALS		3,905,270

INFORMATION TECHNOLOGY - 14.2%
Communications Equipment - 1.6%
Cisco Systems Inc.	51,635	799,826

Computers & Peripherals - 3.2%
Apple Inc.	2,845	1,084,457	*
NetApp Inc.	14,670	497,900	*

Total Computers & Peripherals		1,582,357

Electronic Equipment, Instruments & Components - 1.5%
Corning Inc.	30,530	377,351
Trimble Navigation Ltd.	10,740	360,327	*

Total Electronic Equipment, Instruments & Components		737,678

Internet Software & Services - 3.0%
eBay Inc.	23,805	702,009	*
Google Inc., Class A Shares	1,470	756,139	*

Total Internet Software & Services		1,458,148

IT Services - 1.4%
Accenture PLC, Class A Shares	13,180	694,322

Semiconductors & Semiconductor Equipment - 1.2%
Broadcom Corp., Class A Shares	16,780	558,606	*

Software - 2.3%
Amdocs Ltd.	15,556	421,879	*
Rovi Corp.	16,390	704,442	*

Total Software		1,126,321

TOTAL INFORMATION TECHNOLOGY		6,957,258

MATERIALS - 3.1%
Chemicals - 2.4%
Air Products & Chemicals Inc.	7,215	551,009
Potash Corp. of Saskatchewan Inc.	14,180	612,860

Total Chemicals		1,163,869

Metals & Mining - 0.7%
Cliffs Natural Resources Inc.	6,935	354,864

TOTAL MATERIALS		1,518,733

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Crown Castle International Corp.	12,480	507,562	*

UTILITIES - 2.0%
Electric Utilities - 0.7%
Northeast Utilities	10,725	360,896

Water Utilities - 1.3%
American Water Works Co. Inc.	20,940	631,969

TOTAL UTILITIES		992,865

TOTAL COMMON STOCKS (Cost - $28,474,816)		33,241,417

	RATE	MATURITY DATE	FACE AMOUNT
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.7%
Banc of America Commercial Mortgage Inc., 2005-1 A4	5.234%	11/10/42	$287,000	296,193	(a)

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - continued
Bear Stearns Commercial Mortgage Securities, 2003-T12 A3	4.240%	8/13/39	$58,844	$59,212	(a)
Bear Stearns Commercial Mortgage Securities, 2005-T20 A2	5.127%	10/12/42	177,061	176,735	(a)
Commercial Mortgage Pass Through Certificates, 2007-C9 AAB	6.008%	12/10/49	173,000	185,881	(a)
Federal Home Loan Bank (FHLB), 00-0606 Y	5.270%	12/28/12	343,373	359,875
Federal Home Loan Mortgage Corp. (FHLMC), 2837 ED	5.000%	8/15/19	30,713	32,197
GMAC Commercial Mortgage Securities Inc., 2004-C2 A2	4.760%	8/10/38	91,929	91,878
Government National Mortgage Association (GNMA), 2009-22 AG	4.000%	10/16/32	412,501	431,081
Government National Mortgage Association (GNMA), 2009-46 G	4.500%	9/20/34	461,231	488,911
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	425,989	439,216
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	466,528	498,767
LB-UBS Commercial Mortgage Trust, 2005-C2 A3	4.912%	4/15/30	68,917	69,127
Morgan Stanley Dean Witter Capital I Inc., 2001-TOP3 A4	6.390%	7/15/33	8,522	8,517
Wachovia Bank Commercial Mortgage Trust, 2007-C33 A3	6.096%	2/15/51	150,000	157,296	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,260,491)				3,294,886

CORPORATE BONDS & NOTES - 15.6%
CONSUMER DISCRETIONARY - 0.7%
Media - 0.4%
Comcast Corp., Senior Notes	5.650%	6/15/35	200,000	210,060

Specialty Retail - 0.3%
Best Buy Co. Inc., Senior Notes	3.750%	3/15/16	130,000	126,145

TOTAL CONSUMER DISCRETIONARY				336,205

CONSUMER STAPLES - 0.8%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	3/26/13	95,000	97,097
PepsiCo Inc., Senior Notes	5.000%	6/1/18	245,000	284,729

TOTAL CONSUMER STAPLES				381,826

ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Apache Corp., Senior Notes	5.250%	4/15/13	275,000	292,846
Statoil ASA, Senior Notes	3.125%	8/17/17	70,000	74,246

TOTAL ENERGY				367,092

FINANCIALS - 8.6%
Capital Markets - 1.4%
BlackRock Inc., Senior Notes	3.500%	12/10/14	160,000	170,142
BlackRock Inc., Senior Notes	4.250%	5/24/21	125,000	130,494
Goldman Sachs Group Inc., Senior Notes	5.700%	9/1/12	243,000	249,502
Goldman Sachs Group Inc., Senior Notes	3.625%	2/7/16	155,000	151,054

Total Capital Markets				701,192

Commercial Banks - 3.1%
Bank of Nova Scotia, Senior Notes	2.250%	1/22/13	35,000	35,672
Bank of Nova Scotia, Senior Notes	2.375%	12/17/13	110,000	113,139
Bank of Nova Scotia, Senior Notes	2.050%	10/7/15	100,000	100,873
Barclays Bank PLC, Senior Notes	5.000%	9/22/16	170,000	170,567
Fifth Third Bancorp, Senior Notes	3.625%	1/25/16	100,000	101,762
Rabobank Nederland NV, Notes	4.500%	1/11/21	350,000	379,122
Rabobank Nederland NV, Senior Notes	2.125%	10/13/15	170,000	169,817
SunTrust Banks Inc., Senior Notes	3.600%	4/15/16	175,000	177,610
Wells Fargo & Co.	4.600%	4/1/21	100,000	107,097

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Banks - continued
Westpac Banking Corp., Senior Notes	4.200%	2/27/15	$175,000	$183,612

Total Commercial Banks				1,539,271

Consumer Finance - 1.9%
SLM Corp., Medium-Term Notes, Senior Notes	5.000%	10/1/13	800,000	783,466
Toyota Motor Credit Corp., Senior Notes	2.000%	9/15/16	125,000	124,573

Total Consumer Finance				908,039

Diversified Financial Services - 1.5%
Bank of America Corp., Senior Notes	5.625%	10/14/16	250,000	240,506
JPMorgan Chase & Co., Senior Notes	3.450%	3/1/16	200,000	201,029
National Rural Utilities Cooperative Finance Corp., Medium-Term Notes	8.000%	3/1/32	200,000	280,862

Total Diversified Financial Services				722,397

Insurance - 0.3%
Genworth Financial Inc., Senior Notes	6.500%	6/15/34	200,000	155,499

Real Estate Investment Trusts (REITs) - 0.4%
Digital Realty Trust Inc., Senior Notes	5.250%	3/15/21	50,000	49,584
Health Care Reit Inc., Senior Notes	3.625%	3/15/16	125,000	121,997
Simon Property Group LP, Senior Notes	4.200%	2/1/15	40,000	42,242

Total Real Estate Investment Trusts (REITs)				213,823

TOTAL FINANCIALS				4,240,221

HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.3%
Medtronic Inc., Senior Notes	3.000%	3/15/15	70,000	74,172
Stryker Corp., Senior Notes	3.000%	1/15/15	65,000	68,592

Total Health Care Equipment & Supplies				142,764

Pharmaceuticals - 2.2%
Abbott Laboratories, Senior Notes	5.600%	11/30/17	225,000	267,749
AstraZeneca PLC, Senior Notes	5.400%	9/15/12	275,000	287,815
Merck & Co. Inc., Senior Notes	4.000%	6/30/15	130,000	143,092
Novartis Capital Corp., Senior Notes	4.125%	2/10/14	185,000	199,036
Wyeth, Notes	5.500%	2/15/16	165,000	190,020

Total Pharmaceuticals				1,087,712

TOTAL HEALTH CARE				1,230,476

INFORMATION TECHNOLOGY - 1.4%
Computers & Peripherals - 0.6%
Hewlett-Packard Co., Senior Notes	4.250%	2/24/12	160,000	162,157
Hewlett-Packard Co., Senior Notes	3.000%	9/15/16	155,000	156,471

Total Computers & Peripherals				318,628

Internet Software & Services - 0.3%
eBay Inc., Senior Notes	1.625%	10/15/15	125,000	125,496

Software - 0.5%
Microsoft Corp., Senior Notes	2.950%	6/1/14	80,000	84,961
Microsoft Corp., Senior Notes	1.625%	9/25/15	160,000	163,237

Total Software				248,198

TOTAL INFORMATION TECHNOLOGY				692,322

MATERIALS - 0.5%
Chemicals - 0.5%
Potash Corp. of Saskatchewan Inc., Senior Notes	5.875%	12/1/36	200,000	240,635

TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Verizon Communications Inc., Senior Notes	6.350%	4/1/19	150,000	180,656

TOTAL CORPORATE BONDS & NOTES (Cost - $7,364,954)				7,669,433

MORTGAGE-BACKED SECURITIES - 4.4%
FHLMC - 1.7%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/37	185,134	203,543
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.000%	7/1/35-6/1/36	581,206	626,165

See Notes to Schedule of Investments.

LEGG MASON INVESTMENT COUNSEL VARIABLE SOCIAL AWARENESS PORTFOLIO

Schedule of Investments (unaudited) (cont’d)	September 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - continued
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.500%	8/1/36	$12,633	$14,683

Total FHLMC				844,391

FNMA - 2.7%
Federal National Mortgage Association (FNMA)	5.000%	5/1/18	166,289	179,946
Federal National Mortgage Association (FNMA)	6.000%	6/1/22-9/1/37	314,344	345,231
Federal National Mortgage Association (FNMA)	5.500%	1/1/24-6/1/36	582,269	633,603
Federal National Mortgage Association (FNMA)	6.500%	2/1/37	131,221	146,038

Total FNMA				1,304,818

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $1,937,824)				2,149,209

MUNICIPAL BONDS - 0.1%
Maryland - 0.1%
Baltimore, MD, Revenue, Parking System Facilities	2.904%	7/1/13	40,000	40,334
Baltimore, MD, Revenue, Parking System Facilities	3.387%	7/1/14	40,000	40,635

TOTAL MUNICIPAL BONDS (Cost - $79,984)				80,969

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 4.7%
U.S. Government Agencies - 1.1%
Federal National Mortgage Association (FNMA), Bonds	6.625%	11/15/30	365,000	544,158

U.S. Government Obligations - 3.6%
U.S. Treasury Bonds	3.500%	2/15/39	466,000	518,207
U.S. Treasury Bonds	4.375%	11/15/39	620,000	797,184
U.S. Treasury Notes	2.250%	11/30/17	73,000	77,357
U.S. Treasury Notes	2.625%	8/15/20	345,000	369,554

Total U.S. Government Obligations				1,762,302

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,859,649)				2,306,460

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $42,977,718)				48,742,374

SHORT-TERM INVESTMENTS - 0.8%
Repurchase Agreements - 0.8%
State Street Bank & Trust Co., repurchase agreement dated 9/30/11; Proceeds due at maturity - $398,000; (Fully collateralized by U.S. government obligations, 0.000% due 12/29/11; Market value - $409,980) (Cost - $398,000)	0.010%	10/3/11	398,000	398,000

TOTAL INVESTMENTS - 99.9% (Cost - $43,375,718#)				49,140,374
Other Assets in Excess of Liabilities - 0.1%				57,784

TOTAL NET ASSETS - 100.0%				$49,198,158

*	Non-income producing security.

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Investment Counsel Variable Social Awareness Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$33,241,417	—	—	$33,241,417
Collateralized mortgage obligations	—	$3,294,886	—	3,294,886
Corporate bonds & notes	—	7,669,433	—	7,669,433
Mortgage-backed securities	—	2,149,209	—	2,149,209
Municipal bonds	—	80,969	—	80,969
U.S. government & agency obligations	—	2,306,460	—	2,306,460

Total long-term investments	$33,241,417	$15,500,957	—	$48,742,374
Short-term investments†	—	398,000	—	398,000

Total investments	$33,241,417	$15,898,957	—	$49,140,374

† See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,804,501
Gross unrealized depreciation	(2,039,845)

Net unrealized appreciation	$5,764,656

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2011, the Portfolio did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 23, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 23, 2011